CAVANAL HILL FUNDS
Supplement dated September 17, 2010
to the following Statements of Additional Information (“SAI”), each dated December 17, 2009:
Bond and Equity Funds
Money Market Funds
     On September 9, 2010, the Board of Trustees of the Funds elected Mr. Scott H. Rhodes the Treasurer of the Funds.
     Effective immediately, the following information supersedes and replaces the sections of the SAIs identified below (all other information contained in the SAIs remains unchanged).
     The following information replaces the information contained in the section of the SAI entitled “Trustees and Officers:”
     TRUSTEES AND OFFICERS
     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Funds’ Declaration of Trust and By-laws, and applicable provisions of Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Funds’ officers.
     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is One Williams Center, BOk Tower – 10 SW, Tulsa, Oklahoma 74172.
INDEPENDENT TRUSTEES

				NUMBER OF
				PORTFOLIOS
				IN FUND
	POSITION(S)	TERM OF		COMPLEX
	HELD	OFFICE AND		OVERSEEN	OTHER
	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	DIRECTORSHIPS
NAME AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	TRUSTEE	HELD BY TRUSTEE*
William H. Wilson Jr Age: 52	Trustee, Chairman	Indefinite, 5/08 — Present	Partner of Sage Partners, Keystone Exploration, and 3C Farms	9	N/A

David L. Foster Age: 62	Trustee	Indefinite, 5/08 — Present	Chief Executive Officer of The Williford Companies	9	N/A

INTERESTED TRUSTEE

NUMBER OF
PORTFOLIOS
IN FUND
	POSITION(S)	TERM OF		COMPLEX	OTHER
	HELD	OFFICE AND		OVERSEEN	DIRECTORSHIPS
	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	HELD BY
NAME AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	TRUSTEE	TRUSTEE*
Scott Grauer ** Age: 46	Trustee	Indefinite, 1/10 – Present	From July 2008 to present, Executive Vice President, Financial Services, BOK Financial Corporation (“BOK Financial”); from 1991 to present, President and CEO, BOSC, Inc.	9	N/A

*	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

**	Mr. Grauer is treated by the Funds as an “interested person” (as defined in Section 2(a) (19) of the 1940 Act) of the Funds. Mr. Grauer is an “interested person” because he is an Executive Vice President of BOK Financial Corporation, the parent of Cavanal Hill Investment Management, Inc., and the President and CEO of BOSC, Inc., the distributor of the Trust.

OFFICERS

				NUMBER OF
				PORTFOLIOS
	POSITION(S)	TERM OF		IN FUND	OTHER
	HELD	OFFICE AND		COMPLEX	DIRECTORSHIPS
NAME	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	OVERSEEN	HELD BY
AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	BY TRUSTEE	TRUSTEE*
Scott H. Rhodes Age: 51	Treasurer	Indefinite, 9/10— Present	From February 2010 to present, SVP of Citi Fund Services Ohio, Inc. From September 2005 to January 2010, various positions for GE Asset Management Inc, including Manager, Treasurer, and Financial & Operations Principal.	9	N/A

James L. Huntzinger Age: 60	President, Assistant Secretary	Indefinite, 6/08 — Present	From 2002 to present, Chief Investment Officer for BOK Financial Corporation.	9	N/A

Fred J. Schmidt Age: 51	Chief Compliance Officer, Anti-Money Laundering Officer and	Indefinite, 4/08 — Present	From 2004 to present, employee of Citi Fund Services Ohio, Inc., CCO Services. From 2002 to 2004, President, FJS Associates.	9	N/A
	Disaster Recovery Plan Business Operations Manager

Kristin L. Walters Age: 38	Secretary	Indefinite; 4/08 — Present	From September 2007 to present, Vice President, Director of Compliance and from November 2006 to September 2007, Assistant Vice President of Cavanal Hill Investment Management, Inc.	9	N/A
For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS
Scott Grauer	BOK Financial Corporation, Executive Vice President; BOSC, Inc., President and CEO